Note 15 - Stock-based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Allocated Share-based Compensation Expense	$ 4,077,000	$ 4,166,000	$ 3,169,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 34.35	$ 26.25	$ 22.31	$ 20.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	24,176,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	3,754
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	3,750,000	3,956,000	3,485,000
Subsidiary Investment Ownership Percentage Stock Options	1.30%
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	5.00%
Open Option Contracts Written, at Fair Value		12,834	4,266
Employee Stock Option [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	963,250
Sharebased Compensation Arrangement By Sharebased Payment Award In The Money Options Weighted Average Remaining Contractual Life	2 years 219 days
Minimum [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 19.15
Maximum [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 49.54
Subsidiary Stock Option Plans [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense	9,006	8,568
Open Option Contracts Written, at Fair Value	$ 16,892